                                                       Mutual of America
                                                       Institutional Funds, Inc.



                                 ANNUAL REPORT


                                ALL AMERICA FUND
                                   BOND FUND
                               MONEY MARKET FUND

                               DECEMBER 31, 1998


   This report is not to be construed as an offering for sale. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

                                    CONTENTS

                                                                            Page
                                                                            ----
President's Message........................................................   1
Performance Graphs.........................................................   2
Portfolio of Investments in Securities:
  All America Fund.........................................................   4
  Bond Fund................................................................  12
  Money Market Fund........................................................  14
Statement of Assets and Liabilities........................................  15
Statement of Operations....................................................  16
Statements of Changes in Net Assets........................................  17
Financial Highlights.......................................................  18
Notes to Financial Statements..............................................  19
Report of Independent Public Accountants...................................  22

        [MUTUAL OF AMERICA INSTITUTIONAL FUNDS LETTERHEAD APPEARS HERE]


Dear Shareholder:

  We are pleased to provide Mutual of America Institutional Funds' annual report to shareholders. The All America Fund and the Bond Fund commenced operations on May 1, 1996 and the Money Market Fund commenced on May 1, 1997. These funds are designed principally as investment vehicles for endowments, foundations and other institutional investors. The investment philosophy of the funds is modeled after similarly named funds available under annuity contracts and variable universal life insurance policies issued by Mutual of America Life Insurance Company and The American Life Insurance Company of New York.

  Economic expansion continued in 1998 in what is now the longest peacetime expansion in history. The economic turmoil in Asia, Brazil and Russia caused a flight to quality in the U.S. and the Federal Reserve responded by lowering the interest rate three times.

  The equity market remained strong in 1998 despite giving back some of its monumental gains. Funds are still flowing into the stock market at a rapid pace and continue to support high valuation levels.

  The Bond market has come off its lows and Treasury Securities yields have inched up. A spike up in interest rates unrelated to domestic cyclical factors could prove harmful to the continued growth of the economy. The Federal Reserve will be watching this.

  The annual total return performance of each fund for the year ended December 31, 1998 was as follows:

   All America Fund...................................................... +21.0%
   Bond Fund.............................................................  +8.3%
   Money Market Fund.....................................................  +5.3%

  All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than when purchased.

  On the pages which immediately follow are brief presentations and graphs for each fund (except the Money Market Fund) which illustrate each fund's respective:

  . Historical total return achieved over specified periods, expressed as an average annual rate and as a cumulative rate;
  . Equivalent in dollars of a $10,000 hypothetical investment at the beginning of each specified period; and
  .  Historical performance compared with appropriate indexes.

  The portfolios of each fund and financial statements are presented in the pages which then follow.

  We look forward to participating productively in the equity, fixed income and money markets throughout 1999.

                                     Sincerely,

                                [SIGNATURE OF DOLORES J. MORRISSEY APPEARS HERE]

                                     Dolores J. Morrissey
                                     Chairman of the Board and President,
                                     Mutual of America Institutional Funds,
                                      Inc.

                               ALL AMERICA FUND

  The All America Fund is approximately 60% invested in the 500 stocks included in the Standard & Poor's 500 Index; the performance objective of this portion of the Fund is to replicate the returns of the Index. The remaining 40% of the Fund is actively managed by three sub-advisors and Mutual of America Capital Management Corporation. Approximately 20% of the Fund is invested in small capitalization stocks. Small cap stocks significantly underperformed larger caps in 1998, as investor preference for large size companies with high earnings predictability continued throughout the year. When investor preferences shift back to small cap stocks, this group's performance should improve. The All America Fund returned 21.0% for 1998. The Standard & Poor's 500 Index returned 28.6% for the year.


                       [PERFORMANCE GRAPH APPEARS HERE]


                       All America Fund       S&P 500 Index
                       ----------------       -------------

             5/96          10,000                10,000
            12/96          11,043                11,515
            12/97          13,909                15,356
            12/98          16,835                19,744


------------------------------------     -------------------------------------

        All America Fund                           S&P 500 Index
        ----------------                           -------------

                      Total Return                             Total Return
Period     Growth    ---------------     Period     Growth    ---------------
Ended        of      Cumu-   Annual      Ended        of      Cumu-   Annual
12/31/98   $10,000   lative  Average     12/31/98   $10,000   lative  Average
------------------------------------     ------------------------------------
1 Year     $12,104   21.0%   21.0%       1 Year     $12,857   28.6%   28.6%

Since                                    Since
5/1/96                                   5/1/96
Inception* $16,835   68.4%   21.6%       Inception* $19,744   97.4%   29.1%

------------------------------------     -------------------------------------

   The line representing the performance return of the All America Fund includes expenses, such as transaction costs, management fees and expenses, that reduce returns, while the performance return line of the index does not.

                               MONEY MARKET FUND

  The investment objective of the Money Market Fund is to realize high current income to the extent consistent with the maintenance of liquidity, investment quality and stability of capital. Through investing in high quality commercial paper and other short-term instruments, the Money-Market Fund returned 5.3% comparing favorably to the Salomon Brothers 3-Month Treasury Bill Index return of 5.1%. The seven-day annualized effective yield as of 2/16/99 is 4.55%. As with all past performance reportings, this yield is not necessarily indicative of future actual yields.

                                   BOND FUND

  The Bond Fund seeks a high level of return consistent with preservation of capital through investment in public debt securities. The fund typically invests heavily in Corporate and Agency securities, which yield significantly more than U.S. Treasury securities. In 1998, several events occurred which caused a "flight to quality" into only the most liquid U.S. Treasury securities, leading these securities to outperform all other debt asset classes. Over the longer term, the higher yielding securities would be expected to outperform U.S. Treasuries. The Bond Fund returned 8.3% for 1998 versus the Lehman Brothers Government/Corporate Bond Index of 9.5%.


                       [PERFORMANCE GRAPH APPEARS HERE]

                                             Lehman Brothers
                          Bond Fund      Gov't./Corp. Bond Index
                          ---------      -----------------------

             5/96          10,000                10,000
            12/96          10,501                10,610
            12/97          11,435                11,646
            12/98          12,379                12,748


------------------------------------     -------------------------------------

                                                  Lehman Brothers
           Bond Fund                          Gov't./Corp. Bond Index
           ---------                          -----------------------

                      Total Return                             Total Return
Period     Growth    ---------------     Period     Growth    ---------------
Ended        of      Cumu-   Annual      Ended        of      Cumu-   Annual
12/31/98   $10,000   lative  Average     12/31/98   $10,000   lative  Average
------------------------------------     ------------------------------------
1 Year     $10,826    8.3%    8.3%       1 Year     $10,947    9.5%    9.5%

Since                                    Since
5/1/96                                   5/1/96
Inception* $12,379   23.8%    8.3%       Inception* $12,748   27.5%    9.5%

------------------------------------     -------------------------------------

  The line representing the performance return of the Bond Fund includes expenses, such as transaction costs, management fees and expenses, that reduce returns, while the performance return line of the index does not.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               December 31, 1998
   The accompanying notes are an integral part of these financial statements.

                                                                Shares  Value
                                                                ------ --------
INDEXED ASSETS:
Common Stocks
 3Com Corp. ................................................... 1,512  $ 67,756
 Abbott Laboratories........................................... 6,437   315,413
 Adobe Systems, Inc. ..........................................   288    13,464
 Advanced Micro Devices, Inc. .................................   601    17,391
 Aeroquip-Vickers, Inc. .......................................   126     3,772
 AES Corp. ....................................................   749    35,483
 Aetna, Inc. ..................................................   606    47,646
 Air Products & Chemicals, Inc. ...............................   962    38,480
 AirTouch Communications, Inc. ................................ 2,426   174,975
 Alberto-Culver Co. Cl B.......................................   251     6,698
 Albertson's, Inc. ............................................ 1,035    65,916
 Alcan Aluminum Ltd. ..........................................   968    26,196
 Alcoa, Inc. ..................................................   776    57,860
 Allegheny Teledyne, Inc. .....................................   834    17,044
 Allergan, Inc. ...............................................   274    17,741
 AlliedSignal, Inc. ........................................... 2,362   104,666
 Allstate Corp. ............................................... 3,460   133,642
 Alltel Corp. ................................................. 1,157    69,203
 Alza Corp. ...................................................   362    18,914
 Amerada Hess Corp. ...........................................   384    19,104
 Ameren Corp. .................................................   583    24,886
 American Electric Power, Inc. ................................   812    38,214
 American Express Co. ......................................... 1,917   196,013
 American General Corp. ....................................... 1,063    82,914
 American Greetings Corp. Cl A.................................   310    12,729
 American Home Products Corp. ................................. 5,590   314,786
 American Int'l. Group, Inc. .................................. 4,444   429,401
 American Stores Co. .......................................... 1,164    42,995
 Ameritech Corp. .............................................. 4,679   296,531
 Amgen, Inc. .................................................. 1,073   112,195
 Amoco Corp. .................................................. 4,049   244,458
 AMP, Inc. ....................................................   928    48,314
 AMR Corp. ....................................................   773    45,896
 Anadarko Petroleum Corp. .....................................   500    15,437
 Andrew Corp. .................................................   404     6,666
 Anheuser-Busch Cos., Inc. .................................... 2,016   132,300
 Aon Corp. ....................................................   707    39,150
 Apache Corp. .................................................   405    10,251
 Apple Computer, Inc. .........................................   559    22,884
 Applied Materials, Inc. ...................................... 1,559    66,549
 Archer-Daniels-Midland Co. ................................... 2,516    43,243
 Armco, Inc. ..................................................   480     2,100
 Armstrong World Inds., Inc. ..................................   166    10,011
 Asarco, Inc. .................................................   189     2,846
 Ascend Communications, Inc. ..................................   915    60,161
 Ashland, Inc. ................................................   318    15,383
 Associates First Capital Corp. Cl A........................... 3,048   129,159
 AT&T Corp. ................................................... 7,647   575,436
 Atlantic Richfield Co. ....................................... 1,355    88,413
 Autodesk, Inc. ...............................................   193     8,238
 Automatic Data Processing, Inc ............................... 1,274   102,158
 AutoZone, Inc. ...............................................   649    21,376
 Avery Dennison Corp. .........................................   494    22,260
 Avon Products, Inc. .......................................... 1,114    49,294
 Baker Hughes, Inc. ........................................... 1,358    24,019
 Ball Corp. ...................................................   135     6,176
 Baltimore Gas & Electric Co. .................................   635    19,605
 Banc One Corp. ............................................... 4,967   253,627
 Bank of New York Co., Inc. ................................... 3,208   129,122
 Bankamerica Corp. ............................................ 7,325   440,415
 BankBoston Corp. ............................................. 1,245    48,477
 Bankers Trust New York Corp. .................................   405    34,602
 Bard (C.R.), Inc. ............................................   235    11,632
 Barrick Gold Corp. ........................................... 1,586    30,927

                                                                Shares  Value
                                                                ------ --------
INDEXED ASSETS (Continued):
Common Stocks (Continued)
 Battle Mountain Gold Co. .....................................  1,029 $  4,244
 Bausch & Lomb, Inc. ..........................................    233   13,980
 Baxter International, Inc. ...................................  1,206   77,560
 BB & T Corp. .................................................  1,243   50,108
 Bear Stearns Cos., Inc. ......................................    479   17,902
 Becton Dickinson & Co. .......................................  1,049   44,779
 Bell Atlantic Corp. ..........................................  6,584  348,952
 BellSouth Corp. ..............................................  8,294  413,663
 Bemis, Inc. ..................................................    238    9,029
 Berkshire Hathaway Inc Cl A...................................      1   78,400
 Bestfoods.....................................................  1,205   64,166
 Bethlehem Steel Corp. ........................................    505    4,229
 Biomet, Inc. .................................................    477   19,199
 Black & Decker Corp. .........................................    365   20,462
 Block (H. & R.), Inc. ........................................    418   18,810
 BMC Software, Inc. ...........................................    914   40,730
 Boeing Co. ...................................................  4,214  137,481
 Boise Cascade Corp. ..........................................    249    7,719
 Boston Scientific Corp. ......................................  1,666   44,669
 Briggs & Stratton Corp. ......................................     97    4,837
 Bristol-Myers Squibb Co. .....................................  4,206  562,815
 Brown-Forman Corp. Cl B.......................................    292   22,100
 Browning-Ferris Inds., Inc. ..................................    739   21,015
 Brunswick Corp. ..............................................    399    9,875
 Burlington Northern Santa Fe Corp. ...........................  1,978   66,757
 Burlington Resources, Inc. ...................................    754   27,002
 Cabletron Systems, Inc. ......................................    707    5,921
 Campbell Soup Co. ............................................  1,889  103,895
 Capital One Financial Corp. ..................................    279   32,085
 Cardinal Health, Inc. ........................................    847   64,266
 Carolina Power & Light Co. ...................................    643   30,261
 Case Corp. ...................................................    334    7,285
 Caterpillar, Inc. ............................................  1,513   69,598
 CBS Corp. ....................................................  2,978   97,529
 Cendant Corp. ................................................  3,598   68,586
 Centex Corp. .................................................    260   11,716
 Central & South West Corp. ...................................    904   24,803
 Ceridian Corp. ...............................................    304   21,223
 Champion International Corp. .................................    406   16,443
 Charles Schwab Corp. .........................................  1,691   95,013
 Chase Manhattan Corp. ........................................  3,587  244,140
 Chevron Corp. ................................................  2,767  229,488
 Chubb Corp. ..................................................    691   44,828
 CIGNA Corp. ..................................................    871   67,339
 Cincinnati Financial Corp. ...................................    710   26,003
 CINergy Corp. ................................................    674   23,168
 Circuit City Group, Inc. .....................................    417   20,823
 Cisco Systems, Inc. ..........................................  6,687  620,678
 Citigroup Inc. ...............................................  9,618  476,091
 Clear Channel Communications, Inc. ...........................  1,050   57,225
 Clorox Co. ...................................................    439   51,280
 Coastal Corp. ................................................    904   31,583
 Coca-Cola Co. ................................................ 10,439  698,108
 Coca-Cola Enterprises, Inc. ..................................  1,653   59,094
 Colgate-Palmolive Co. ........................................  1,235  114,700
 Columbia Energy Group.........................................    355   20,501
 Columbia/HCA Healthcare Corp. ................................  2,722   67,369
 Comcast Corp. Cl A............................................  1,557   91,376
 Comerica, Inc. ...............................................    660   45,003
 Compaq Computer Corp. ........................................  7,210  302,369
 Computer Associates Intl., Inc. ..............................  2,270   96,758
 Computer Sciences Corp. ......................................    670   43,173
 Conagra, Inc. ................................................  2,064   65,016
 Conseco, Inc. ................................................  1,334   40,770

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                               December 31, 1998

                                                                Shares  Value
                                                                ------ --------
INDEXED ASSETS (Continued):
Common Stocks (Continued)
 Consolidated Edison, Inc. ....................................    985 $ 52,081
 Consolidated Natural Gas Co. .................................    408   22,032
 Consolidated Stores Corp. ....................................    455    9,185
 Cooper Industries, Inc. ......................................    430   20,505
 Cooper Tire & Rubber Co. .....................................    353    7,214
 Coors (Adolph) Co. Cl B.......................................    166    9,368
 Corning Inc. .................................................    980   44,100
 Costco Co. ...................................................    913   65,907
 Countrywide Credit Industries, Inc. ..........................    480   24,090
 Crane Co. ....................................................    309    9,327
 Crown Cork & Seal, Inc. ......................................    508   15,652
 CSX Corp. ....................................................    907   37,640
 Cummins Engine Co., Inc. .....................................    171    6,070
 CVS Corp. ....................................................  1,645   90,475
 Cyprus Amax Minerals Co. .....................................    419    4,190
 Dana Corp. ...................................................    704   28,776
 Danaher Corp. ................................................    569   30,903
 Darden Restaurants, Inc. .....................................    608   10,944
 Data General Corp. ...........................................    214    3,517
 Dayton-Hudson Corp. ..........................................  1,855  100,633
 Deere & Co. ..................................................  1,014   33,588
 Dell Computer Corp. ..........................................  5,401  395,285
 Delta Air Lines, Inc. ........................................    607   31,564
 Deluxe Corp. .................................................    342   12,504
 Dillard's Inc. Cl A...........................................    468   13,279
 Disney (Walt) Co. ............................................  8,689  260,670
 Dollar General Corp. .........................................    768   18,144
 Dominion Resources, Inc. .....................................    829   38,755
 Donnelley (R.R.) & Sons Co. ..................................    564   24,710
 Dover Corp. ..................................................    949   34,757
 Dow Chemical Co. .............................................    933   84,844
 Dow Jones & Co., Inc. ........................................    390   18,768
 DTE Energy Co. ...............................................    617   26,453
 Du Pont (E.I.) de Nemours & Co. ..............................  4,775  253,373
 Duke Energy Corp. ............................................  1,527   97,823
 Dun & Bradstreet Corp. .......................................    694   21,904
 Eastern Enterprises...........................................     91    3,981
 Eastman Chemical Co. .........................................    329   14,722
 Eastman Kodak Co. ............................................  1,366   98,352
 Eaton Corp. ..................................................    304   21,489
 Ecolab Inc. ..................................................    550   19,903
 Edison International..........................................  1,496   41,701
 EG&G, Inc. ...................................................    205    5,701
 Electronic Data Systems Corp. ................................  2,078  104,419
 EMC Corp. ....................................................  2,128  180,880
 Emerson Electric Co. .........................................  1,858  112,409
 Engelhard Corp. ..............................................    595   11,602
 Enron Corp. ..................................................  1,395   79,602
 Entergy Corp. ................................................  1,049   32,650
 Equifax Inc. .................................................    613   20,956
 Exxon Corp. .................................................. 10,296  752,895
 FDX Corp. ....................................................    624   55,536
 Federated Department Stores, Inc. ............................    851   37,071
 Federal Home Loan Mortgage Corp. .............................  2,878  185,451
 Fifth Third Bancorp...........................................  1,125   80,226
 First Data Corp. .............................................  1,871   59,287
 First Union Corp. ............................................  4,202  255,534
 FirstEnergy Corp. ............................................  1,008   32,823
 Fleet Financial Group, Inc. ..................................  2,397  107,115
 Fleetwood Enterprises, Inc. ..................................    148    5,143
 Fluor Corp. ..................................................    332   14,130
 FMC Corp. ....................................................    145    8,120
 Federal National Mortgage Association.........................  4,398  325,452
 Ford Motor Co. ...............................................  5,132  301,184

                                                              Shares   Value
                                                              ------ ----------
INDEXED ASSETS (Continued):
Common Stocks (Continued)
 Fort James Corp. ...........................................    937 $   37,480
 Fortune Brands, Inc. .......................................    727     22,991
 Foster Wheeler Corp. .......................................    182      2,400
 FPL Group, Inc. ............................................    767     47,266
 Franklin Resources, Inc. ...................................  1,073     34,336
 Fred Meyer, Inc. ...........................................    642     38,680
 Freeport-McMoran Copper & Gold Cl B.........................    725      7,567
 Frontier Corp. .............................................    736     25,024
 Fruit of the Loom, Inc. Cl A................................    328      4,530
 Gannett Co., Inc. ..........................................  1,188     76,626
 Gap, Inc. ..................................................  2,444    137,475
 Gateway 2000, Inc. .........................................    649     33,220
 General Dynamics Corp. .....................................    539     31,598
 General Electric Co. ....................................... 13,877  1,416,321
 General Instrument Corp. ...................................    695     23,586
 General Mills, Inc. ........................................    646     50,226
 General Motors Corp. .......................................  2,776    198,657
 Genuine Parts Co. ..........................................    765     25,579
 Georgia-Pacific (Timber Group)..............................    366     21,433
 Gillette Co. ...............................................  4,705    227,310
 Golden West Financial Corp. ................................    242     22,188
 Goodrich (B.F.) Co. ........................................    316     11,336
 Goodyear Tire & Rubber Co. .................................    663     33,440
 GPU, Inc. ..................................................    544     24,038
 Grainger (W.W.), Inc. ......................................    394     16,400
 Great Atlantic & Pac. Tea Inc. .............................    171      5,065
 Great Lakes Chemical Corp. .................................    246      9,840
 GTE Corp. ..................................................  4,093    266,045
 Guidant Corp. ..............................................    635     70,008
 Halliburton Co. ............................................  1,854     54,924
 Harcourt General, Inc. .....................................    295     15,690
 Harnischfeger Industries, Inc. .............................    221      2,251
 Harrah's Entertainment, Inc. ...............................    452      7,090
 Harris Corp. ...............................................    333     12,196
 Hartford Financial Services Group...........................    985     54,051
 Hasbro, Inc. ...............................................    556     20,085
 HBO & Co. ..................................................  1,966     56,399
 HCR Manor Care, Inc. .......................................    485     14,246
 HealthSouth Corp. ..........................................  1,799     27,772
 Heinz (H.J.) Co. ...........................................  1,527     86,466
 Helmerich & Payne, Inc. ....................................    224      4,340
 Hercules, Inc. .............................................    433     11,853
 Hershey Food Corp. .........................................    595     37,001
 Hewlett-Packard Co. ........................................  4,399    300,506
 Hilton Hotels Corp. ........................................  1,120     21,420
 Home Depot, Inc. ...........................................  6,630    405,673
 Homestake Mining Co. .......................................  1,046      9,610
 Honeywell, Inc. ............................................    523     39,388
 Household International Corp. ..............................  2,036     80,676
 Houston Industries, Inc. ...................................  1,207     38,774
 Humana, Inc. ...............................................    734     13,074
 Huntington Bancshares, Inc. ................................    897     26,966
 Ikon Office Solutions, Inc. ................................    595      5,094
 Illinois Tool Works, Inc. ..................................  1,055     61,190
 IMS Health, Inc. ...........................................    677     51,071
 Inco Ltd. ..................................................    748      7,900
 Ingersoll Rand Co. .........................................    699     32,809
 Intel Corp. ................................................  7,059    836,932
 International Paper Co. ....................................  1,299     58,211
 Interpublic Group of Cos., Inc. ............................    589     46,972
 International Business Machines Corp........................  3,951    729,947
 International Flavors & Fragrances, Inc.....................    441     19,486
 ITT Industries, Inc. .......................................    431     17,132
 Jefferson-Pilot Corp. ......................................    440     33,000

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                               December 31, 1998

                                                              Shares   Value
                                                              ------ ----------
INDEXED ASSETS (Continued):
Common Stocks (Continued)
 Johnson & Johnson...........................................  5,693 $  477,500
 Johnson Controls, Inc. .....................................    360     21,240
 Jostens, Inc. ..............................................    176      4,608
 Kaufman & Broad Home Corp. .................................    174      5,002
 Kellogg Co. ................................................  1,709     58,319
 Kerr-McGee Corp. ...........................................    214      8,185
 KeyCorp.....................................................  1,920     61,440
 Kimberly Clark Corp. .......................................  2,285    124,532
 King World Productions, Inc. ...............................    330      9,714
 KLA Tencor Corp. ...........................................    375     16,265
 Kmart Corp. ................................................  2,096     32,095
 Knight-Ridder, Inc. ........................................    334     17,075
 Kohl's Corp. ...............................................    657     40,364
 Kroger Co. .................................................  1,081     65,400
 Laidlaw, Inc. ..............................................  1,370     13,785
 Lehman Brothers Holdings, Inc. .............................    482     21,238
 Lilly (Eli) & Co. ..........................................  4,655    413,713
 Limited, Inc. ..............................................    969     28,222
 Lincoln National Corp. .....................................    420     34,361
 Liz Claiborne, Inc. ........................................    268      8,458
 Lockheed Martin Corp. ......................................    828     70,173
 Loews Corp. ................................................    482     47,356
 Longs Drug Stores Corp. ....................................    176      6,600
 Louisiana-Pacific Corp. ....................................    490      8,973
 Lowe's Companies, Inc. .....................................  1,487     76,115
 LSI Logic Corp. ............................................    587      9,465
 Lucent Technologies, Inc. ..................................  5,567    612,370
 Mallinckrodt, Inc. .........................................    303      9,336
 Marriott International, Inc. Cl A...........................  1,064     30,856
 Marsh & McLennan Cos., Inc. ................................  1,085     63,404
 Masco Corp. ................................................  1,439     41,371
 Mattel, Inc. ...............................................  1,223     27,899
 May Department Stores Co. ..................................    985     59,469
 Maytag Corp. ...............................................    374     23,281
 MBIA Inc. ..................................................    422     27,667
 MBNA Corp. .................................................  3,171     79,076
 McDermott International, Inc. ..............................    271      6,690
 McDonald's Corp. ...........................................  2,869    219,837
 McGraw-Hill Cos., Inc. .....................................    409     41,666
 MCI WorldCom Inc. ..........................................  7,762    556,923
 Mead Corp. .................................................    437     12,809
 MediaOne Group, Inc. .......................................  2,560    120,320
 Medtronic, Inc. ............................................  2,080    154,440
 Mellon Bank Corp. ..........................................  1,101     75,693
 Mercantile Bancorporation...................................    654     30,165
 Merck & Co., Inc. ..........................................  5,044    744,935
 Meredith Corp. .............................................    217      8,218
 Merrill Lynch & Co., Inc. ..................................  1,496     99,858
 MGIC Investment Corp. ......................................    455     18,114
 Micron Technology, Inc. ....................................    906     45,809
 Microsoft Corp. ............................................ 10,560  1,464,730
 Milacron, Inc. .............................................    179      3,445
 Millipore Corp. ............................................    195      5,545
 Minnesota Mining & Mfg. Co. ................................  1,693    120,414
 Mirage Resorts, Inc. .......................................    801     11,964
 Mobil Corp. ................................................  3,308    288,209
 Monsanto Co. ...............................................  2,642    125,495
 Moore Corp., Ltd. ..........................................    398      4,378
 Morgan (J.P.) & Co., Inc. ..................................    737     77,431
 Morgan Stanley Dean Witter Co. .............................  2,450    173,950
 Morton International, Inc. .................................    531     13,009
 Motorola, Inc. .............................................  2,546    155,465
 NACCO Industries, Inc. Cl A.................................     37      3,404
 Nalco Chemical Co. .........................................    272      8,432

                                                                Shares  Value
                                                                ------ --------
INDEXED ASSETS (Continued):
Common Stocks (Continued)
 National City Corp. ..........................................  1,395 $101,137
 National Semiconductor Corp. .................................    690    9,315
 National Service Industries...................................    176    6,688
 Navistar International Corp. .................................    293    8,350
 New Century Energies, Inc. ...................................    475   23,156
 New York Times Co. Cl A.......................................    758   26,293
 Newell Co. ...................................................    676   27,885
 Newmont Mining Corp. .........................................    695   12,553
 Nextel Communications, Inc. Cl A..............................  1,222   28,869
 Niagara Mohawk Power Corp. ...................................    778   12,545
 Nicor, Inc. ..................................................    198    8,365
 Nike, Inc. Cl B...............................................  1,210   49,080
 Nordstrom, Inc. ..............................................    619   21,471
 Norfolk Southern Corp. .......................................  1,603   50,795
 Northern States Power Co. ....................................    634   17,593
 Northern Telecom, Ltd. .......................................  2,750  137,843
 Northern Trust Corp. .........................................    461   40,251
 Northrop Grumman Corp. .......................................    286   20,913
 Novell, Inc. .................................................  1,497   27,133
 Nucor Corp. ..................................................    372   16,089
 Occidental Petroleum Corp. ...................................  1,437   24,249
 Omnicom Group, Inc. ..........................................    701   40,658
 Oneok, Inc. ..................................................    139    5,021
 Oracle Corp. .................................................  4,122  177,761
 Oryx Energy Co. ..............................................    472    6,342
 Owens Corning.................................................    239    8,469
 Owens Illinois, Inc. .........................................    645   19,753
 Paccar, Inc. .................................................    325   13,365
 PacifiCorp....................................................  1,264   26,623
 Pall Corp. ...................................................    527   13,339
 Parametric Technology Corp. ..................................  1,131   18,520
 Parker Hannifin Corp. ........................................    463   15,163
 Paychex, Inc. ................................................    695   35,749
 Peco Energy Co. ..............................................    931   38,752
 Penney (J.C.) Co., Inc. ......................................  1,071   50,203
 PennzEnergy Co. ..............................................    215    3,507
 Pennzoil-Quaker State Co. ....................................    215    3,171
 Peoples Energy Corp. .........................................    157    6,260
 Peoplesoft, Inc. .............................................    968   18,331
 Pep Boys-Manny, Moe & Jack....................................    283    4,439
 PepsiCo, Inc. ................................................  6,223  254,754
 Perkin-Elmer Corp. ...........................................    207   20,195
 Pfizer, Inc. .................................................  5,496  689,404
 PG & E Corp. .................................................  1,616   50,904
 Pharmacia & Upjohn, Inc. .....................................  2,143  121,347
 Phelps Dodge Corp. ...........................................    254   12,922
 Phillip Morris Cos., Inc. .................................... 10,310  551,585
 Phillips Petroleum Co. .......................................  1,080   46,035
 Pioneer Hi-Bred Intl., Inc. ..................................  1,027   27,729
 Pitney Bowes, Inc. ...........................................  1,150   75,971
 Placer Dome, Inc. ............................................  1,039   11,948
 PNC Bank Corp. ...............................................  1,269   68,684
 Polaroid Corp. ...............................................    204    3,812
 Potlatch Corp. ...............................................    130    4,793
 PP&L Resources, Inc. .........................................    643   17,923
 PPG Industries, Inc. .........................................    752   43,804
 Praxair, Inc. ................................................    671   23,652
 Proctor & Gamble Co. .........................................  5,617  512,902
 Progressive Corp. of Ohio.....................................    307   51,998
 Provident Companies, Inc. ....................................    575   23,862
 Providian Financial Corp. ....................................    811   60,825
 Public Svc. Enterprise Group, Inc. ...........................    948   37,920
 Pulte Corp. ..................................................    190    5,284
 Quaker Oats Co. ..............................................    579   34,450

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                               December 31, 1998

                                                                Shares  Value
                                                                ------ --------
INDEXED ASSETS (Continued):
Common Stocks (Continued)
 Ralston Purina Co. ........................................... 1,324  $ 42,864
 Raychem Corp. ................................................   346    11,180
 Raytheon Co. Cl B............................................. 1,421    75,668
 Reebok International Ltd. ....................................   252     3,748
 Regions Financial Corp. ......................................   919    37,047
 Republic New York Corp. ......................................   446    20,320
 Reynolds Metals Co. ..........................................   282    14,857
 Rite-Aid Corp. ............................................... 1,092    54,122
 RJR Nabisco Holdings Corp. ................................... 1,350    40,078
 Rockwell Intl., Corp. ........................................   794    38,558
 Rohm & Haas Co. ..............................................   692    20,846
 Rowan Cos., Inc. .............................................   388     3,880
 Royal Dutch Petro Co. ........................................ 9,078   434,609
 Rubbermaid, Inc. .............................................   638    20,057
 Russell Corp. ................................................   163     3,310
 Ryder System, Inc. ...........................................   305     7,930
 Safeco Corp. .................................................   566    24,302
 Safeway, Inc. ................................................ 2,050   124,921
 Sara Lee Corp. ............................................... 3,852   108,578
 SBC Communications, Inc. ..................................... 8,279   443,961
 Schering-Plough Corp. ........................................ 6,233   344,373
 Schlumberger, Ltd. ........................................... 2,302   106,179
 Scientific-Atlanta, Inc. .....................................   347     7,915
 Seagate Technology............................................ 1,043    31,550
 Seagram, Ltd. ................................................ 1,662    63,156
 Sealed Air Corp. .............................................   347    17,718
 Sears Roebuck & Co. .......................................... 1,616    68,680
 Sempra Energy................................................. 1,021    25,907
 Service Corp. International................................... 1,094    41,640
 Shared Medical Systems Corp. .................................   112     5,586
 Sherwin-Williams Co. .........................................   731    21,473
 Sigma-Aldrich Corp. ..........................................   418    12,278
 Silicon Graphics, Inc. .......................................   779    10,029
 SLM Holding Corp. ............................................   688    33,024
 Snap-On, Inc. ................................................   245     8,529
 Sonat, Inc. ..................................................   484    13,098
 Southern Co. ................................................. 2,941    85,472
 Southwest Airlines Co. ....................................... 1,430    32,085
 Springs Industries, Inc. .....................................    90     3,729
 Sprint Corp. (FON Group)...................................... 1,827   153,696
 Sprint Corp. (PCS Group)...................................... 1,766    40,838
 St. Jude Medical, Inc. .......................................   375    10,382
 St. Paul Companies, Inc. .....................................   979    34,020
 Stanley Works.................................................   369    10,239
 Staples, Inc. ................................................ 1,317    57,536
 State Street Corp. ...........................................   681    47,372
 Summit Bancorp................................................   738    32,241
 Sun America, Inc. ............................................   916    74,310
 Sun Microsystems, Inc. ....................................... 1,605   137,428
 Sunoco, Inc. .................................................   389    14,028
 Suntrust Banks, Inc. .........................................   884    67,626
 Supervalu, Inc. ..............................................   512    14,336
 Synovus Financial Corp. ...................................... 1,137    27,714
 Sysco Corp. .................................................. 1,388    38,083
 Tandy Corp. ..................................................   421    17,339
 Tektronix, Inc. ..............................................   225     6,764
 Tele-Communications, Inc. (TCI-Gp. "A")....................... 2,269   125,504
 Tellabs, Inc. ................................................   819    56,152
 Temple-Inland, Inc. ..........................................   236    13,997
 Tenet Healthcare Corp. ....................................... 1,317    34,571

                                                              Shares    Value
                                                              ------ -----------
INDEXED ASSETS (Continued):
Common Stocks (Continued)
 Tenneco, Inc. ..............................................   723  $    24,627
 Texaco, Inc. ............................................... 2,254      119,180
 Texas Instruments, Inc. .................................... 1,654      141,520
 Texas Utilities Co. ........................................ 1,191       55,604
 Textron, Inc. ..............................................   670       50,878
 Thermo Electron Corp. ......................................   660       11,178
 Thomas & Betts Corp. .......................................   246       10,654
 Time Warner, Inc. .......................................... 5,204      322,973
 Times Mirror Co. Cl A.......................................   331       18,536
 Timken Co. .................................................   282        5,322
 TJX Companies............................................... 1,370       39,730
 Torchmark Corp. ............................................   596       21,046
 Toys R Us, Inc. ............................................ 1,111       18,748
 Transamerica Corp. .........................................   265       30,607
 Tribune Co. ................................................   505       33,330
 Tricon Global Restaurants Inc. .............................   649       32,531
 TRW, Inc. ..................................................   498       27,981
 Tupperware Corp. ...........................................   274        4,503
 Tyco International Ltd. .................................... 2,733      206,170
 U.S. Bancorp................................................ 3,061      108,665
 U.S. West, Inc. ............................................ 2,119      136,940
 Unicom Corp. ...............................................   902       34,783
 Unilever N.V. .............................................. 2,715      225,175
 Union Camp Corp. ...........................................   294       19,845
 Union Carbide Corp. ........................................   552       23,460
 Union Pacific Corp. ........................................ 1,049       47,270
 Union Pacific Resources Group, Inc. ........................ 1,043        9,452
 Union Planters Corp. .......................................   565       25,601
 Unisys Corp. ............................................... 1,060       36,503
 United Healthcare Corp. ....................................   792       34,105
 United Technologies Corp. ..................................   952      103,530
 Unocal Corp. ............................................... 1,026       29,946
 UNUM Corp. .................................................   588       34,324
 US Airways Group, Inc. .....................................   363       18,876
 UST, Inc. ..................................................   791       27,586
 USX-Marathon Group.......................................... 1,278       38,499
 USX-U.S. Steel Group........................................   384        8,832
 V F Corp. ..................................................   510       23,906
 Venator Group, Inc. ........................................   605        3,894
 Viacom, Inc. Cl B........................................... 1,467      108,558
 W.R. Grace & Co. ...........................................   333        5,223
 Wachovia Corp. .............................................   855       74,759
 Wal-Mart Stores, Inc. ...................................... 9,540      776,913
 Walgreen Co. ............................................... 2,103      123,156
 Warner-Lambert Co. ......................................... 3,484      261,953
 Washington Mutual, Inc. .................................... 2,502       95,545
 Waste Management, Inc. ..................................... 2,422      112,925
 Wells Fargo & Company....................................... 6,859      273,931
 Wendy's International, Inc. ................................   545       11,887
 Westvaco Corp. .............................................   421       11,288
 Weyerhaeuser Co. ...........................................   844       42,885
 Whirlpool Corp. ............................................   316       17,498
 Willamette Industries, Inc. ................................   472       15,812
 Williams Cos., Inc. ........................................ 1,808       56,387
 Winn-Dixie Stores, Inc. ....................................   632       28,361
 Worthington Industries, Inc. ...............................   433        5,412
 Wrigley (Wm.) Jr. Co. ......................................   493       44,154
 Xerox Corp. ................................................ 1,391      164,138
                                                                     -----------
 Total Indexed Assets--Common Stocks (Cost: $23,363,581) 60.0%......  42,016,332
                                                                     -----------

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                               December 31, 1998

                                                             Face
                                            Rate  Maturity  Amount     Value
                                            ----- -------- -------- -----------
INDEXED ASSETS (Continued):
Short-term Debt Securities:
U.S. Government (0.1%)
 U.S. Treasury Bill........................ 4.55% 02/04/99 $ 55,000 $    54,761
 U.S. Treasury Bill........................ 4.93  02/04/99   40,000      39,809
                                                                    -----------
                                                                         94,570
                                                                    -----------
Commercial Paper (0.2%)
 Duke Energy Corp. ........................ 5.25  01/04/99  133,000     132,942
                                                                    -----------
Total Indexed Short-
 Term Debt Securities (Cost: $227,512) 0.3%........................     227,512
                                                                    -----------
Total Indexed Assets (Cost: $23,591,093) 60.3%.....................  42,243,844
                                                                    -----------

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                               December 31, 1998

                                                              Shares   Value
                                                              ------ ----------
ACTIVE ASSETS:
Common Stocks
Basic Materials (0.8%)
 Barrick Gold Corp. ......................................... 1,800  $   35,100
 Cabot Corp. ................................................ 4,200     117,337
 Homestake Mining Co. ....................................... 2,900      26,643
 Lone Star Technologies, Inc.*............................... 7,200      72,900
 Newmont Mining Corp. ....................................... 1,300      23,481
 Oregon Steel Mills, Inc. ................................... 4,500      53,437
 Placer Dome, Inc. .......................................... 2,600      29,900
 Praxair, Inc. .............................................. 5,200     183,300
                                                                     ----------
                                                                        542,098
                                                                     ----------
Consumer, Cyclical (6.2%)
 American Greetings Corp. Cl A............................... 4,000     164,250
 ASA Holdings, Inc. ......................................... 1,400      42,700
 Atlantic Coast Airlines, Inc.*.............................. 5,600     140,000
 Bed Bath & Beyond, Inc.*.................................... 6,300     214,987
 Bergen Brunswig............................................. 8,400     292,950
 BJ's Wholesale Club, Inc. .................................. 4,600     213,037
 Blyth Industries, Inc.*..................................... 3,000      93,750
 Borders Group, Inc.*........................................ 2,500      62,343
 CKE Restaurants, Inc. ......................................   781      22,990
 Clear Channel Communications................................ 2,176     118,592
 Coach USA, Inc.*............................................ 3,400     117,937
 Consolidated Graphics, Inc.*................................ 1,500     101,343
 Consolidated Stores Corp.*.................................. 4,100      82,768
 ContinentalAirlines, Inc. Cl. B*............................ 1,500      50,250
 Cox Radio, Inc.*............................................ 1,700      71,825
 Dollar Tree Stores *........................................ 2,100      91,743
 Ethan Allen Interiors, Inc. ................................ 1,800      73,800
 Family Dollar Stores Inc. .................................. 6,800     149,600
 Furniture Brands Intl., Inc.*............................... 1,000      27,250
 Gannett Co., Inc. .......................................... 2,900     187,050
 Jacor Communications, Inc.*................................. 2,600     167,375
 Linens'n Things, Inc.*...................................... 6,500     257,562
 Magna International, Inc. Cl A*............................. 1,500      93,000
 Masco Corp. ................................................ 6,500     186,875
 Mattel, Inc. ............................................... 2,300      52,468
 Meredith Corp. ............................................. 2,300      87,112
 Nordstrom, Inc. ............................................ 4,300     149,156
 Office Depot, Inc.*......................................... 5,300     195,768
 Outback Steakhouse, Inc.*................................... 3,800     151,525
 Outdoor Systems, Inc.*...................................... 3,175      95,250
 Rent-Way Inc.*.............................................. 2,300      55,918
 Saks Incorporated*.......................................... 3,000      94,687
 Skywest, Inc. .............................................. 5,700     186,318
 The Men's Wearhouse, Inc.*.................................. 3,300     104,775
 Tiffany & Co. .............................................. 2,400     124,500
 Westpoint Stevens Inc.*..................................... 1,600      50,500
                                                                     ----------
                                                                      4,371,954
                                                                     ----------
Consumer, Non-Cyclical (5.4%)
 Agouron Pharmaceuticals Inc.*............................... 2,400     141,000
 Amazon.com, Inc.*...........................................   700     224,875
 American Home Products Corp. ............................... 3,400     191,462
 Anesta Corp.*............................................... 2,800      74,550
 Baxter International Inc. .................................. 1,700     109,331
 Biogen Inc. ................................................   400      33,200
 Biomet, Inc. ............................................... 1,600      64,400
 Diageo PLC--Sponsored ADR................................... 2,000      92,500
 Dura Pharmaceuticals, Inc.*................................. 5,500      83,531
 Earthgrains Co. ............................................ 5,800     179,437
 Elan Corp Plc -Spons ADR*................................... 1,200      83,475

-------
* Non-income producing security.

                                                              Shares   Value
                                                              ------ ----------
ACTIVE ASSETS (Continued):
Common Stocks (Continued)
Consumer, Non-Cyclical (Continued)
 Food Lion, Inc. ............................................ 10,800 $  114,750
 Forest Laboratories, Inc.*..................................  2,100    111,693
 Fort James Corp of Virginia.................................  2,800    112,000
 Fred Meyer, Inc.*...........................................  2,400    144,600
 Health Management Associates*...............................  3,200     69,200
 IDEC Pharmaceuticals Corp.*.................................  1,000     47,000
 Integrated Health Services..................................  3,200     45,200
 Lilly (Eli) & Co. ..........................................  1,500    133,312
 Medimmune, Inc.*............................................  2,200    218,762
 Medquist, Inc.*.............................................  4,300    169,850
 Metzler Group, Inc.*........................................  2,100    102,243
 Omnicare, Inc. .............................................  4,600    159,850
 Phillip Morris Cos., Inc. ..................................  5,200    278,200
 SangStat Medical Corp.*.....................................  2,900     61,625
 Starbucks Corp.*............................................  3,600    202,050
 Suiza Foods Corp.*..........................................  2,400    122,250
 US Foodservice*.............................................  5,200    254,800
 Williams-Sonoma Inc.*.......................................  4,500    181,406
                                                                     ----------
                                                                      3,806,552
                                                                     ----------
Energy (1.2%)
 Amoco Corp.*................................................  3,200    193,200
 Elf Aquitaine--ADR..........................................  3,200    181,200
 Schlumberger, Ltd. .........................................  1,800     83,025
 Shell Transport & Trading--ADR..............................  3,400    126,437
 USX-Marathon Group..........................................  8,100    244,012
                                                                     ----------
                                                                        827,874
                                                                     ----------
Financial (7.5%)
 American Int'l. Group, Inc. ................................  3,825    369,590
 Aon Corp. ..................................................  2,100    116,287
 Arden Realty Group..........................................  4,100     95,068
 ARM Financial Group, Inc. ..................................  4,500     99,843
 BankAmerica Corp. ..........................................  6,323    380,170
 Chicago Title Corp. ........................................  2,200    103,262
 ChoicePoint, Inc.*..........................................    700     45,150
 Citigroup Inc. .............................................  9,800    485,100
 Commerce Bancshares, Inc.  .................................    600     25,512
 Cullen/Frost Bankers Inc. ..................................  1,600     87,800
 Dime Bancorp Inc. ..........................................  4,400    116,325
 Equity Residential Prop. Tr. ...............................  2,300     93,006
 Finova Group, Inc. .........................................  3,000    161,812
 First Union Corp. ..........................................  3,500    212,843
 Fleet Financial Group, Inc. ................................  4,500    201,093
 Frontier Insurance Group, Inc. .............................  3,200     41,200
 Glenborough Realty Trust, Inc. .............................  4,800     97,800
 HCC Insurance Holdings, Inc. ...............................  5,100     89,887
 Heller Financial, Inc. .....................................  5,200    152,750
 Horace Mann Educators Corp. ................................  3,800    108,300
 Household International Corp. ..............................  5,279    209,180
 Keystone Financial, Inc. ...................................  2,200     81,400
 Kimco Realty Corp. .........................................  2,300     91,281
 Loews Corp. ................................................  1,600    157,200
 Mack-Cali Realty Corp. .....................................  3,000     92,625
 Morgan Stanley Dean Witter..................................  2,600    184,600
 National City Corp. ........................................  2,160    156,600
 Natl. Commerce Bancorporation...............................  2,800     52,675
 North Fork Bancorporation, Inc. ............................  4,100     98,143
 Oriental Financial Group....................................  4,900    153,431
 Providian Financial Corp. ..................................  1,500    112,500
 Public Storage, Inc. .......................................  3,000     81,187

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                               December 31, 1998

                                                             Shares    Value
                                                             ------ -----------
ACTIVE ASSETS (Continued):
Common Stocks (Continued)
Financial (Continued)
 SL Green Realty Corp. .....................................  5,200 $   112,450
 Sovereign Bancorp, Inc. ...................................  1,800      25,650
 Spieker Pptys Inc. ........................................  2,600      90,025
 Summit Bancorp.............................................  2,000      87,375
 Telebanc Financial Corp.*..................................  2,200      74,800
 Torchmark Corp. ...........................................  2,800      98,875
 Waddell & Reed Financial, Inc. ............................    542      12,637
 Washington Mutual, Inc. ...................................  5,500     210,031
                                                                    -----------
                                                                      5,265,463
                                                                    -----------
Industrial (2.4%)
 AFC Cable Systems, Inc.*...................................  1,500      50,437
 BISYS Group, Inc.*.........................................  2,900     149,712
 Burlington Northern Santa Fe...............................  5,600     189,000
 Covenant Transport, Inc. Cl A*.............................  4,500      80,437
 Dycom Industries, Inc.*....................................  1,000      57,125
 First Data Corp. ..........................................  5,000     158,437
 Heico Corp. ...............................................    900      28,406
 Hooper Holmes, Inc. .......................................  4,000     116,000
 Kansas City Southern Inds. ................................  2,700     132,806
 Pittway Corp. .............................................    900      29,756
 QRS Corp.*.................................................  1,400      67,200
 Semtech Corp. .............................................  2,400      86,100
 Sherwin-Williams Co. ......................................  2,000      58,750
 Siebel Systems Inc *.......................................  1,100      37,331
 Swift Transportation Co., Inc.*............................  3,000      84,093
 Tetra Tech, Inc.*..........................................  3,700     100,131
 U.S. Xpress Enterprises, Inc. Cl A.........................  3,000      45,000
 Williams Cos., Inc. .......................................  5,300     165,293
 Young & Rubicam Inc.*......................................    900      29,137
                                                                    -----------
                                                                      1,665,151
                                                                    -----------
Technology (12.2%)
 3Com Corp.*................................................  9,400     421,237
 Altera Corp.*..............................................  1,300      79,137
 Alza Corp.*................................................  3,900     203,775
 Applied Materials, Inc.*................................... 10,400     443,950
 Ascend Communications, Inc.*...............................  1,200      78,900
 ASM Lithography Holding NV*................................  2,300      70,150
 At Home Corp--Ser A*.......................................  1,000      74,250
 AT&T Corp. ................................................  2,200     165,550
 Atmel Corp.*............................................... 11,900     182,218

-------
* Non-income producing security.

                                                              Shares    Value
                                                              ------ -----------
ACTIVE ASSETS (Continued):
Common Stocks (Continued)
Technology (Continued)
 Centocor, Inc.*.............................................  1,800 $    81,225
 Ceridian Corp.*.............................................  2,200     153,587
 Ciena Corp.*................................................  4,400      64,350
 Cisco Systems, Inc.*........................................ 17,700   1,642,821
 Citrix Systems, Inc.*.......................................  1,700     165,006
 Compaq Computer Corp. ...................................... 17,200     721,325
 Dionex Corp *...............................................  2,700      98,887
 Excite, Inc.*...............................................  1,700      71,506
 Hewlett-Packard Co. ........................................  2,800     191,275
 INKTOMI CORP*...............................................    300      38,812
 Intel Corp. ................................................  6,900     818,081
 Intl. Business Machines Corp. ..............................  1,300     240,175
 Intuit, Inc.*...............................................  1,100      79,750
 Linear Technology Corp. ....................................  6,300     564,243
 Maxim Integrated Products, Inc.*............................  9,200     401,925
 Maxtor Corp.*...............................................  2,200      30,800
 Newbridge Networks Corp.*...................................    900      27,337
 Novellus Systems Inc.*......................................  1,500      74,250
 Parametric Technology Corp.*................................  9,800     160,475
 Raytheon Co. Cl B...........................................  3,800     202,350
 Sanmina Corp.*..............................................  1,100      68,750
 Teradyne, Inc. *............................................  2,100      88,987
 Visual Networks, Inc.*......................................    800      30,000
 Xerox Corp. ................................................  2,350     277,300
 Xilinx, Inc.*...............................................  8,700     566,587
                                                                     -----------
                                                                       8,578,971
                                                                     -----------
Utilities (1.3%)
 AES Corp.*..................................................    700      33,162
 CILCORP Inc. ...............................................    600      36,712
 Commonwealth Energy System..................................  1,000      40,500
 Consolidated Natural Gas Co. ...............................  2,100     113,400
 Entergy Corp. ..............................................  5,700     177,412
 MCI WorldCom Inc.*..........................................  3,109     223,072
 MDU Resources Group.........................................  1,200      31,575
 Montana Pwr Co. ............................................  1,200      67,875
 SBC Communications, Inc. ...................................  3,000     160,875
 SIGCORP, Inc. ..............................................  1,000      35,750
                                                                     -----------
                                                                         920,333
                                                                     -----------
 Total Active Assets--Common Stocks (Cost: $19,714,350) 37.0%.......  25,978,396
                                                                     -----------

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                               December 31, 1998

                                                             Face
                                           Rate  Maturity   Amount      Value
                                           ----- -------- ---------- -----------
ACTIVE ASSETS (Continued):
Short-Term Debt Securities:
Agencies (0.1%)
 Federal National Mortgage Association.... 4.90% 02/05/99 $   36,000 $    35,828
                                                                     -----------
Commercial Paper (2.6%)
 Centerior Fuel Corp. .................... 5.05  01/08/99    200,000     199,804
 Duke Power Company....................... 5.25  01/04/99    440,000     439,807
 Ford Motor Credit Co. ................... 6.09  01/04/99  1,209,000   1,208,386
                                                                     -----------
                                                                       1,847,997
                                                                     -----------
Total Active Assets Short-
 Term Debt Securities (Cost: $1,883,825) 2.7%.......................   1,883,825
                                                                     -----------
Total Active Assets (Cost: $21,598,175) 39.7%.......................  27,862,221
                                                                     -----------
Total Investments (Cost: $45,189,268) 100.0%........................ $70,106,065
                                                                     ===========

   The accompanying notes are an integral part of these financial statements.

            MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               December 31, 1998

                                                              Face
                                            Rate  Maturity   Amount     Value
                                           ------ -------- ---------- ----------
Long-Term Debt Securities:
U.S. Government (23.8%)
 U.S. Treasury Note.......................  6.63% 04/30/02 $  500,000 $  529,140
 U.S. Treasury Note.......................  6.50  05/15/05  3,250,000  3,561,805
 U.S. Treasury Bond.......................  7.13  02/15/23  1,500,000  1,848,510
                                                                      ----------
                                                                       5,939,455
                                                                      ----------
Agencies/Other Governments (17.7%)
 FHLMC....................................  8.00  07/15/06    265,420    274,543
 FHLMC....................................  6.50  10/15/06    351,883    353,090
 FHLMC....................................  7.00  04/15/17    206,524    206,846
 FHLMC....................................  0.00  05/22/28  5,000,000    664,050
 FNMA.....................................  6.80  06/25/05    238,970    238,671
 FNMA.....................................  7.00  11/25/05    600,000    604,308
 FNMA.....................................  7.00  10/25/07  1,000,000  1,028,120
 Republic of Iceland......................  6.13  02/01/04  1,000,000  1,036,970
                                                                      ----------
                                                                       4,406,598
                                                                      ----------
Basic Materials (5.2%)
 Georgia-Pacific Corp. ...................  8.63  04/30/25    250,000    263,455
 Lyondell/Arco Petrochemical.............. 10.25  11/01/10    500,000    527,995
 Praxair, Inc. ...........................  6.90  11/01/06    500,000    512,230
                                                                      ----------
                                                                       1,303,680
                                                                      ----------
Consumer, Cyclical (6.7%)
 Fruit of the Loom, Inc. .................  7.00  03/15/11    250,000    234,415
 Fruit of the Loom, Inc. .................  7.38  11/15/23    250,000    222,408
 Polaroid Corp. ..........................  7.25  01/15/07    250,000    233,455
 Tommy Hilfiger USA, Inc. ................  6.50  06/01/03    500,000    492,785
 Venator Group, Inc. .....................  7.00  10/15/02    500,000    489,900
                                                                      ----------
                                                                       1,672,963
                                                                      ----------
Consumer, Non-Cyclical (4.0%)
 Bausch & Lomb, Inc. .....................  6.38  08/01/03    500,000    491,105
 Bausch & Lomb, Inc. .....................  6.75  12/15/04    500,000    494,535
                                                                      ----------
                                                                         985,640
                                                                      ----------
Financial (24.6%)
 Bear Stearns Cos., Inc. .................  6.63  10/01/04  1,000,000  1,027,460
 Chase Manhattan Corp. ...................  6.88  12/12/12  1,000,000  1,043,220
 Executive Risk, Inc. ....................  7.13  12/15/07    500,000    540,955
 First American Financial.................  7.55  04/01/28    500,000    515,425
 Harleysville Group, Inc. ................  6.75  11/15/03    250,000    256,898
 Lehman Brothers Holdings, Inc. ..........  0.00  07/28/28  1,000,000    115,490
 Morgan (J.P.) & Co., Inc. ...............  0.00  04/15/27  2,500,000    317,900
 Nationwide Health Properties, Inc. ......  7.90  11/20/06    500,000    503,635
 Rank Group Financial.....................  6.75  11/30/04    500,000    487,785
 Rodamco NV...............................  7.30  05/15/05  1,000,000  1,063,620
 Triad Guaranty, Inc. ....................  7.90  01/15/28    250,000    266,396
                                                                      ----------
                                                                       6,138,784
                                                                      ----------

   The accompanying notes are an integral part of these financial statements.

            MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                               December 31, 1998

                                                            Face
                                          Rate  Maturity   Amount      Value
                                         ------ -------- ---------- -----------
Long-Term Debt Securities (Continued):
Industrial (11.1%)
 Clark Equipment Co. ...................  8.35% 05/15/23 $  500,000 $   609,175
 Geon Co. ..............................  7.50  12/15/15    250,000     265,575
 Thermo Electron Corp. .................  4.25  01/01/03  1,000,000     890,000
 Williams Cos., Inc. ...................  6.50  11/15/02  1,000,000   1,009,530
                                                                    -----------
                                                                      2,774,280
                                                                    -----------
Utilities (2.2%)
 UtiliCorp United, Inc. ................  8.00  03/01/23    500,000     548,295
                                                                    -----------
Total Long-Term Debt Securities (Cost:
 $22,787,468) 95.3%.....................                             23,769,695
                                                                    -----------
Short-Term Debt Securities:
U. S. Government (0.2%)
 U.S. Treasury Bill.....................  4.50  01/21/99     10,000       9,975
 U.S. Treasury Bill.....................  4.09  02/04/99     10,000       9,961
 U.S. Treasury Bill.....................  4.15  02/18/99     30,000      29,832
 U.S. Treasury Bill.....................  3.70  02/18/99     10,000       9,950
                                                                    -----------
                                                                         59,718
                                                                    -----------
Agencies (0.8%)
 FNMA...................................  4.95  02/04/99     60,000      59,719
 FNMA...................................  5.05  02/05/99     67,000      66,670
 FNMA...................................  4.91  02/19/99     71,000      70,524
                                                                    -----------
                                                                        196,913
                                                                    -----------
Commercial Paper (3.7%)
 Heinz (H.J.) Co........................  5.20  01/14/99    274,000     273,482
 Koch Industries........................  5.20  01/04/99    638,000     637,724
                                                                    -----------
                                                                        911,206
                                                                    -----------
Total Short-Term Debt Securities (Cost: $1,167,837) 4.7%...........   1,167,837
                                                                    -----------
Total Investments (Cost: $23,955,305) 100.0% ...................... $24,937,532
                                                                    ===========

-------
Abbreviations: FHLMC = Federal Home Loan Mortgage Corporation
         FNMA = Federal National Mortgage Association

   The accompanying notes are an integral part of these financial statements.

        MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MONEY MARKET FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               December 31, 1998

                                        Discount             Face    Amortized
                                Rating*   Rate   Maturity   Amount      Cost
                                ------- -------- -------- ---------- ----------
Short-Term Debt Securities:
Agencies (16.4%)
 FHLB..........................           4.50%  01/25/99 $1,000,000 $  997,000
 FHLMC.........................           4.88   02/05/99     33,000     32,843
                                                                     ----------
                                                                      1,029,843
                                                                     ----------
Commercial Paper (83.6%)
 Albertson's, Inc. ............  A1/P1    5.22   01/12/99    120,000    119,808
 Albertson's, Inc. ............  A1/P1    5.00   01/12/99    178,000    177,728
 Associates Corp. North Ameri-
  ca........................... A1+/P1    5.30   01/11/99    150,000    149,777
 Bell Atlantic Network Funding.  A1/P1    5.10   01/15/99    200,000    199,601
 Bellsouth Telecommunications
  Corp. ....................... A1+/P1    5.05   01/20/99    199,000    198,467
 Bemis, Inc. ..................  A1/P1    5.00   01/04/99    127,000    126,947
 Bemis, Inc. ..................  A1/P1    5.10   01/14/99    107,000    106,802
 Carolina Power & Light Co. ...  A1/P1    5.33   01/28/99    103,000    102,587
 Central Illinois Light Co. ... A1+/P1    5.30   01/14/99    200,000    199,616
 Coca-Cola Co. ................ A1+/P1    5.25   01/15/99    107,000    106,781
 Consolidated Natural Gas Co. . A1+/P1    5.12   01/28/99    162,000    161,376
 Disney (Walt) Co. ............  A1/P1    5.13   01/05/99    153,000    152,912
 Du Pont (E.I.) De Numours &
  Co., Inc. ................... A1+/P1    5.18   01/15/99    200,000    199,595
 Duke Power Company............ A1+/P1    5.15   01/14/99    151,000    150,718
 Florida Power Corp............ A1+/P1    5.25   01/12/99    200,000    199,677
 Ford Motor Credit Co. ........  A1/P1    5.32   01/08/99    215,000    214,776
 GTE Funding Inc. .............  A1/P1    5.15   02/01/99    200,000    199,110
 Heinz (H.J.) Co. .............  A1/P1    5.20   01/14/99    102,000    101,807
 IBM Credit Corp. .............  A1/P1    5.08   01/20/99    200,000    199,461
 International Lease Fin.
  Corp. ....................... A1+/P1    5.18   01/06/99    215,000    214,845
 Lucent Technologies, Inc. ....  A1/P1    5.15   01/29/99    200,000    199,196
 Merrill Lynch & Co., Inc. .... A1+/P1    5.16   01/06/99    200,000    199,856
 National Rural Utilities
  Corp. ....................... A1+/P1    5.17   01/26/99    200,000    199,280
 Northern Ill. Gas Corp. ...... A1+/P1    5.20   01/08/99    125,000    124,873
 OGE Energy Corp. .............  A1/P1    5.95   01/05/99    200,000    199,868
 PepsiCo, Inc. ................  A1/P1    5.05   01/12/99    150,000    149,767
 PetroFina Delaware, Inc. .....  A1/P1    5.38   01/05/99    200,000    199,880
 PetroFina Delaware, Inc. .....  A1/P1    4.95   01/08/99    100,000     99,904
 Proctor & Gamble Co. ......... A1+/P1    5.20   01/15/99    200,000    199,594
 South Carolina Electric & Gas.  A1/P1    5.40   02/11/99    200,000    198,769
 Toyota Credit de Puerto Rico
  Corp. ....................... A1+/P1    5.15   01/08/99    200,000    199,798
                                                                     ----------
                                                                      5,253,176
                                                                     ----------
Total Short-Term Debt Securities: (Cost: $6,283,019) 100.0%......... $6,283,019
                                                                     ==========

-------
* The ratings are provided by Standard & Poor's Corporation/Moody's Investor Services. Inc.
Abbreviations: FHLB = Federal Home Loan Bank
               FHLMC = Federal Home Loan Mortgage Corporation

   The accompanying notes are an integral part of these financial statements.

                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                      STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 1998

                                          All America    Bond     Money Market
                                             Fund        Fund         Fund
                                          ----------- ----------- ------------
Assets:
Investments at market value (Notes 1 and
 3)
  (Cost:
   All America Fund-- $45,189,268
   Bond Fund-- $23,955,305
   Money Market Fund-- $6,283,019)....... $70,106,065 $24,937,532  $6,283,019
Cash and cash equivalents................   1,031,927         590      57,622
Interest and dividends receivable........      67,676     292,596         --
Shareholders subscriptions receivable....      58,644      12,000     179,117
                                          ----------- -----------  ----------
Total Assets.............................  71,264,312  25,242,718   6,519,758
                                          ----------- -----------  ----------
Liabilities:
Payable for securities purchased.........     459,931         --          --
Dividends payable to shareholders........       4,502       8,051       7,641
Accrued expenses.........................         355         115          21
                                          ----------- -----------  ----------
Total Liabilities........................     464,788       8,166       7,662
                                          ----------- -----------  ----------
Net Assets............................... $70,799,524 $25,234,552  $6,512,096
                                          =========== ===========  ==========
Shares Outstanding (Note 4)..............   4,693,508   2,425,162     636,338
                                          =========== ===========  ==========
Net Asset Value Per Share................ $     15.08 $     10.41  $    10.23
                                          =========== ===========  ==========



   The accompanying notes are an integral part of these financial statements.

                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                            STATEMENT OF OPERATIONS
                      For The Year Ended December 31, 1998

                                       All America      Bond      Money Market
                                           Fund         Fund          Fund
                                       ------------  -----------  ------------
Investment Income (Note 1):
  Dividends........................... $    751,021  $       --   $       --
  Interest............................      105,820    1,551,557      226,327
                                       ------------  -----------  -----------
Total Investment Income...............      856,841    1,551,557      226,327
                                       ------------  -----------  -----------
Expenses (Note 2):
  Investment management fees..........      311,285      106,164        8,216
  Directors' (independent) fees and
   expenses...........................       25,619       25,619       25,618
  Custodian expenses..................       42,139        4,847       12,403
  Accounting expenses.................       30,000       30,000       26,000
  Transfer agent fees.................       21,339       16,863       22,954
  Registration fees and expenses......       44,621       26,860       29,039
  Audit...............................       12,804        6,936        4,260
  Printing and other..................       34,477       12,441        2,648
                                       ------------  -----------  -----------
Total Expenses before reimbursement...      522,284      229,730      131,138
Expense reimbursement.................       (9,555)     (63,687)    (114,706)
                                       ------------  -----------  -----------
Net Expenses..........................      512,729      166,043       16,432
                                       ------------  -----------  -----------
Net Investment Income.................      344,112    1,385,514      209,895
                                       ------------  -----------  -----------
Net Realized and Unrealized Gain
 (Loss) on Investments (Note 1):
Net realized gain (loss) on
 investments:
  Net proceeds from sales.............  212,021,596   47,507,019   57,674,403
  Cost of securities sold.............  210,903,129   47,354,438   57,674,548
                                       ------------  -----------  -----------
Net realized gain (loss) on
 investments..........................    1,118,467      152,581         (145)
Net unrealized appreciation
 (depreciation) of investments........   10,652,968      346,222          --
                                       ------------  -----------  -----------
Net Realized and Unrealized Gain
 (Loss) on Investments................   11,771,435      498,803         (145)
                                       ------------  -----------  -----------
Net Increase in Net Assets Resulting
 from Operations...................... $ 12,115,547  $ 1,884,317  $   209,750
                                       ============  ===========  ===========


   The accompanying notes are an integral part of these financial statements.

                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                      STATEMENTS OF CHANGES IN NET ASSETS

                              All America Fund              Bond Fund                   Money Market Fund
                          -------------------------  ------------------------  ------------------------------------
                                                                                                   For the Period
                                                                                                     May 1, 1997
                                                                                                    (Commencement
                             For the Year Ended        For the Year Ended      For the Year Ended of Operations) to
                                December 31,              December 31,            December 31,      December 31,
                          -------------------------  ------------------------  ------------------ -----------------
                             1998          1997         1998         1997             1998              1997
                          -----------  ------------  -----------  -----------  ------------------ -----------------
From Operations:
 Net investment income..  $   344,112  $    344,286  $ 1,385,514  $ 1,196,626     $   209,895        $  102,944
 Net realized gain
  (loss) on investments.    1,118,467     5,255,923      152,581      224,653            (145)              (43)
 Net unrealized
  appreciation
  (depreciation) of
  investments...........   10,652,968     8,744,059      346,222      373,683             --                --
                          -----------  ------------  -----------  -----------     -----------        ----------
 Net Increase (Decrease)
  in Net Assets
  Resulting From
  Operations............   12,115,547    14,344,268    1,884,317    1,794,962         209,750           102,901
                          -----------  ------------  -----------  -----------     -----------        ----------
Dividend Distributions
 (Note 5):
 From net investment
  income................     (355,096)     (342,956)  (1,398,540)  (1,195,133)       (209,896)         (102,362)
 From capital gains.....     (608,849)   (4,524,483)    (535,067)     (25,567)            --                --
                          -----------  ------------  -----------  -----------     -----------        ----------
 Total Distributions....     (963,945)   (4,867,439)  (1,933,607)  (1,220,700)       (209,896)         (102,362)
                          -----------  ------------  -----------  -----------     -----------        ----------
Capital Share
 Transactions (Note 4):
 Net Proceeds from sale
  of shares.............    2,124,083     2,120,648    1,216,884    1,388,091       5,332,372         7,907,064
 Dividend reinvestments.      956,071     4,852,995    1,919,969    1,219,471         193,670           100,093
 Cost of shares
  redeemed..............     (105,395)  (15,290,000)         --    (2,051,357)     (6,525,496)         (496,000)
                          -----------  ------------  -----------  -----------     -----------        ----------
Net Increase (Decrease)
 in Net Assets From
 Capital Share
 Transactions...........    2,974,759    (8,316,357)   3,136,853      556,205        (999,454)        7,511,157
                          -----------  ------------  -----------  -----------     -----------        ----------
Net Increase (Decrease)
 in Net Assets..........   14,126,361     1,160,472    3,087,563    1,130,467        (999,600)        7,511,696
Net Assets, Beginning of
 Year/Period............   56,673,163    55,512,691   22,146,989   21,016,522       7,511,696               --
                          -----------  ------------  -----------  -----------     -----------        ----------
Net Assets, End of
 Year/Period............  $70,799,524  $ 56,673,163  $25,234,552  $22,146,989     $ 6,512,096        $7,511,696
                          ===========  ============  ===========  ===========     ===========        ==========
Components of Net
 Assets:
 Paid-in capital........  $45,096,275  $ 42,121,516  $24,451,023  $21,314,170     $ 6,511,703        $7,511,157
 Accumulated
  undistributed net
  investment income
  (loss)................       (6,652)        4,332       (6,531)       6,495             581               582
 Accumulated
  undistributed net
  realized gain (loss)
  on investments........      793,104       283,486     (192,167)     190,319            (188)              (43)
 Unrealized appreciation
  (depreciation) of
  investments...........   24,916,797    14,263,829      982,227      636,005             --                --
                          -----------  ------------  -----------  -----------     -----------        ----------
Net Assets, End of
 Year/Period............  $70,799,524  $ 56,673,163  $25,234,552  $22,146,989     $ 6,512,096        $7,511,696
                          ===========  ============  ===========  ===========     ===========        ==========



   The accompanying notes are an integral part of these financial statements.

                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                              FINANCIAL HIGHLIGHTS

                            All America Fund             Bond Fund          Money Market Fund
                          -----------------------  -----------------------  -----------------
                               Years Ended              Years Ended           Years Ended
                              December 31,             December 31,           December 31,
                          -----------------------  -----------------------  -----------------
                           1998    1997   1996(e)   1998    1997   1996(e)   1998   1997(d)
                          ------  ------  -------  ------  ------  -------  ------  -------
Net Asset Value,
 Beginning of
 Year/Period............  $12.65  $10.98  $10.00   $10.41  $10.13  $10.01   $10.15  $10.00
                          ------  ------  ------   ------  ------  ------   ------  ------
Income from investment
 operations:
Net investment income...    0.07    0.08    0.06     0.61    0.59    0.38     0.52    0.35
Net gains or losses on
 securities (realized
 and unrealized)........    2.57    2.77    0.98     0.24    0.29    0.12      --      --
                          ------  ------  ------   ------  ------  ------   ------  ------
Total from Investment
 Operations.............    2.64    2.85    1.04     0.85    0.88    0.50     0.52    0.35
                          ------  ------  ------   ------  ------  ------   ------  ------
Less dividend
 distributions:
From net investment
 income.................   (0.08)  (0.08)  (0.06)   (0.62)  (0.59)  (0.38)   (0.44)  (0.20)
From capital gains......   (0.13)  (1.10)    --     (0.23)  (0.01)    --       --      --
                          ------  ------  ------   ------  ------  ------   ------  ------
Total Distributions.....   (0.21)  (1.18)  (0.06)   (0.85)  (0.60)  (0.38)   (0.44)  (0.20)
                          ------  ------  ------   ------  ------  ------   ------  ------
Net Asset Value, End of
 Year/Period............  $15.08  $12.65  $10.98   $10.41  $10.41  $10.13   $10.23  $10.15
                          ======  ======  ======   ======  ======  ======   ======  ======
Total return (%) (b)....    21.0    26.0    10.4      8.3     8.9     5.0      5.3     3.5
Net assets, end of
 year/period ($
 millions)..............    70.8    56.7    55.5     25.2    22.1    21.0      6.5     7.5
Ratio of net investment
 income to average net
 assets (%).............    0.55    0.59    0.95     5.84    5.69    5.63     5.14    5.17 (a)
Ratio of expenses to
 average net assets (%).    0.84    0.84    0.87     0.97    1.00    0.90     3.21    2.47 (a)
Ratio of expenses to
 average net assets
 after expense
 reimbursement (%)......    0.82    0.81    0.85     0.70    0.70    0.70     0.40    0.40 (a)
Portfolio turnover rate
 (%) (c)................   41.25   35.96    9.33    33.32   56.18   17.85      N/A     N/A

-------
(a) Annualized.
(b) Total return would have been lower had certain expenses not been reduced through expense reimbursement (Note 2)
(c) Portfolio turnover rate excludes all short-term securities.
(d) Commenced operations May 1, 1997.
(e) Commenced operations May 1, 1996.
N/A = Not Applicable.



   The accompanying notes are an integral part of these financial statements.

                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                         NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies and Organization

  Mutual of America Institutional Funds, Inc. (the "Investment Company") was incorporated on October 27, 1994 under the laws of Maryland and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company (a mutual fund) currently issuing three series of common stock representing shares of the All America Fund, Bond Fund, and Money Market Fund. Each fund has its own investment objective and policies. Shares of the funds of the Investment Company are offered on a no-load basis through its distributor, Mutual of America Securities Corporation, a registered broker-dealer and affiliate of the Investment Company's investment management adviser, Mutual of America Capital Management Corporation (the "Adviser").

  The Investment Company is designed primarily as an investment vehicle for endowments, foundations, corporations, municipalities and other public entities and other institutional investors.

  The All America Fund and Bond Fund commenced operations on May 1, 1996. The Money Market Fund commenced operations on May 1, 1997.

  The following is a summary of the significant accounting policies of the Investment Company:

  Security Valuation--Investment securities are valued as follows:

  Equity securities are valued at the last sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For any equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

  Short-term securities with a maturity of 60 days or less are valued at amortized cost, which approximates market value for such securities. Short-term debt securities maturing in excess of 60 days are stated at market value.

  Debt securities are valued at a composite fair market value "evaluated bid," which may be the last sale price. Securities for which market quotations are not readily available will be valued at fair value as determined in good faith by the Adviser under the direction of the Board of Directors of the Investment Company.

  Security Transactions--Security transactions are recorded on the trade date. Realized gain and loss on the sale of short and long-term debt securities is computed on the basis of amortized cost at the time of sale. Realized gain and loss on the sale of common stock is based on the identified cost basis of the security determined on a first-in, first-out ("FIFO") basis.

  The All America Fund's indexed assets portfolio, in order to remain more fully invested in the equity markets while minimizing its transaction costs, may purchase stock index futures contracts. Initial cash margin deposits (represented by cash or Treasury bills) are made upon entering into futures contracts. (This initial margin, maintained in a segregated account, is equal to approximately 5% of the contract amount, and does not involve the borrowing of funds to finance the transaction). During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each trading day. Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized gains or losses are incurred, variation margin payments are received or made. When the contract is closed, a realized gain or loss from futures transactions is recorded, equal to the net variation margin received or paid over the period of the contract.

  Investment Income--Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Foreign source tax withheld from dividends is recorded as a reduction from dividend income. Should reclamation succeed, such amounts are recorded as income upon collection.

  Federal Income Taxes--The Investment Company intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                  NOTES TO FINANCIAL STATEMENTS--(Continued)

2. Expenses and Other Transactions with Affiliates

  Organizational expenses of the Investment Company were borne by its sponsor, Mutual of America Capital Management Corporation, the Investment Company's Adviser.

  The Investment Company has entered into an Investment Advisory Agreement with the Adviser. For providing investment management services to the Investment Company, each fund accrues a fee, calculated as a daily charge, at the annual rate of .50% of the value of the net assets for the All America Fund, .45% of the value of the net assets for the Bond Fund, and .20% of the value of the net assets for the Money Market Fund. Under Sub-Advisory Agreements for the All America Fund, the Adviser has delegated investment advisory responsibilities to subadvisers responsible for providing management services for a portion of the fund's assets. The Adviser (not the fund) is responsible for compensation payable under such Sub-Advisory Agreements.

  Each of the funds of the Investment Company is charged for those expenses which can be directly attributed to a fund's operation. Expenses which cannot be so attributed are generally allocated among the funds based on relative net assets.

  The Adviser voluntarily limits the expenses of each fund, other than brokers' commissions, transfer taxes and fees relating to portfolio transactions, investment management expenses and extraordinary expenses to an annual rate of .35% of the value of the net assets of the All America Fund,
 .25% of the net assets of the Bond Fund, and .20% of the net assets of the Money Market Fund. Accrual of these other operating expenses at their respective specified annual rates is calculated as a daily charge. Settlement of fees accrued (both investment management and other operating expenses) is paid by each fund to the Adviser on or about month-end.

  The annual rate established for the All America Fund was reduced to .30% in early August, 1997 and was further reduced to .20% on October 1, 1997 so as to maintain as close a relationship as possible between the established rate (charged daily) and the fund's actual expenses, but not to exceed the respective rates under the Adviser's existing expense limitation agreement. In January, 1998 this charge was adjusted to .35% in recognition of the fund's actual expenses, but reduced in December, 1998 to an average annual rate of
 .11% to adjust to the fund's actual expenses through year-end.

  The Adviser's voluntary agreement to limit each fund's total expenses (excluding brokerage commissions, transfer taxes/fees and extraordinary expenses) to an annual rate of .85% of the net assets of the All America Fund,
 .70% of the net assets of the Bond Fund, and .40% of the net assets of the Money Market Fund may be discontinued at any time.

  The Investment Company has an Investment Accounting Agreement with the Adviser, pursuant to which the Adviser has agreed to serve as investment accounting and recordkeeping agent for the funds and to calculate the net asset values of the funds. The compensation paid by the funds for these services is subject to the voluntary expense reimbursement of the Adviser described above.

  A subadviser placed a portion of its portfolio transactions with its affiliated broker-dealer; such commissions amounted to $15,470 or 27% of the fund's total commissions and represented 23% of the aggregate amount of commissionable transactions.

3. Purchases and Sales

  The cost of investment purchases and proceeds from sales of investments, excluding short-term investments and U.S. Government securities, for the year ended December 31, 1998 was as follows:

                                                        All America    Bond
                                                           Fund        Fund
                                                        ----------- ----------
    Cost of investment purchases....................... $26,147,953 $8,339,191
                                                        =========== ==========
    Proceeds from sales of investments................. $24,696,925 $  200,000
                                                        =========== ==========
    The cost of investment purchases and proceeds from
     sales of U.S. Government (excluding short-term)
     securities was as follows:
      Cost of investment purchases..................... $       --  $  627,050
                                                        =========== ==========
      Proceeds from sales of investments............... $       --  $7,323,002
                                                        =========== ==========

                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                  NOTES TO FINANCIAL STATEMENTS--(Continued)

  For the Money Market Fund, the cost of short-term securities purchases was $56,298,483. Net proceeds from sales and redemptions was $57,674,403.

  At December 31, 1998 the net unrealized appreciation (depreciation) of investments, based on cost for Federal income tax purposes, was as follows:

                                         All America     Bond      Money Market
                                            Fund         Fund          Fund
                                         -----------  -----------  ------------
    Unrealized appreciation............. $26,929,712  $ 1,124,875   $      --
    Unrealized (depreciation)...........  (2,012,915)    (142,648)         --
                                         -----------  -----------   ----------
    Net unrealized appreciation
     (depreciation)..................... $24,916,797  $   982,227          --
                                         ===========  ===========   ==========
    Aggregate cost of investments for
     Federal Income tax purposes........ $45,189,268  $23,955,305   $6,283,019
                                         ===========  ===========   ==========

4. Capital Share Activity and Ownership

  At December 31, 1998 one billion shares of common stock has been authorized for the Investment Company. The Board of Directors has allocated 25 million shares to the All America Fund and 15 million shares each to the Bond and Money Market funds.

  Transactions in shares during the year ending December 31, 1998 were as follows:

                                               All America  Bond   Money Market
                                                  Fund      Fund       Fund
                                               ----------- ------- ------------
    Shares issued.............................   152,245   114,465    515,796
    Shares issued as reinvestment of
     dividends................................    67,564   183,287     18,999
    Shares redeemed...........................    (7,410)      --    (638,681)
                                                 -------   -------   --------
    Net increase (decrease)...................   212,399   297,752   (103,886)
                                                 =======   =======   ========

  As at December 31, 1998, Mutual Of America Life Insurance Company and its subsidiaries (affiliates of the Adviser) were shareholders of each fund's outstanding shares as follows:

             All America Fund............................ 93.2%
             Bond Fund................................... 93.4%
             Money Market Fund........................... 21.5%

5. Dividends

  On June 30, 1998 and September 15, 1998 dividend distributions were declared and paid from accumulated net investment income to shareholders of record on June 29, 1998, and September 14, 1998. On December 31, 1998, a dividend distribution consisting of net investment income and capital gains was declared and paid to shareholders of record on December 30, 1998. Pursuant to shareholders' instructions, substantially all dividend distributions were immediately reinvested in additional shares of each fund (see Note 4 above).

                                             All America    Bond    Money Market
                                                Fund        Fund        Fund
                                             ----------- ---------- ------------
    Distributions from:
      Net investment income.................  $355,096   $1,398,540   $209,896
      Net realized capital gains............   608,849      535,067        --
                                              --------   ----------   --------
    Total dividend distributions............  $963,945   $1,933,607   $209,896
                                              ========   ==========   ========
    Dividend amounts per share..............  $.208486   $  .850965   $.444223
                                              ========   ==========   ========

6. Subsequent Event

  During February 1999, Mutual of America Life Insurance Company redeemed 1.1 million shares of the All America Fund realizing proceeds of approximately $16.6 million, reducing the Fund's net assets by a corresponding amount.

                   REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Board of Directors and Shareholders of Mutual of America Institutional Funds, Inc.:

  We have audited the accompanying statement of assets and liabilities, including the portfolio of investments in securities of Mutual of America Institutional Funds, Inc. (a Maryland Corporation) comprising the All America, Bond and Money Market Funds as of December 31, 1998, and the related statement of operations for the year then ended and the statement of changes in net assets for each period in the two years then ended and the financial highlights for each period in the three years then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the All America, Bond and Money Market Funds of Mutual America Institutional Funds, Inc. as of December 31, 1998, the results of their operations for the year then ended and the changes in their net assets for each period in the two years then ended and their financial highlights for each period in the three years then ended in conformity with generally accepted accounting principles.

New York, New York
February 19, 1999

                  Mutual of America Institutional Funds, Inc.





            Distributed by Mutual of America Securities Corporation
              320 Park Avenue New York, NY 10022-6839 800 914-8716